Segment Disclosures - Additional Information (Detail)	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2024 USD ($)		Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) Segment		Sep. 30, 2023 USD ($) Segment	Dec. 31, 2023 USD ($) Segment		Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)
Segment Reporting Information [Line Items]
Number of reportable business segments | Segment				2		2	2
Asset	$ 1,937,206,000	[1]		$ 1,937,206,000	[1]		$ 1,895,640,725	[1],[2]	$ 1,947,217,387	[2]
Income (loss) from operations	17,700,000		$ 18,139,000	51,377,000		$ 53,651,000	70,624,936		65,868,858		$ 16,507,750
Self Storage
Segment Reporting Information [Line Items]
Asset	1,802,103,000	[3]		1,802,103,000	[3]		1,798,511,000	[3]	1,820,922,309	[4]
Income (loss) from operations	23,297,000		23,485,000	68,870,000		67,867,000	90,613,528		77,638,371		57,941,486
Self Storage | Canada
Segment Reporting Information [Line Items]
Asset	166,500,000			166,500,000			174,000,000		170,000,000
Revenues	5,800,000		$ 5,700,000	16,900,000		16,600,000	22,100,000		21,500,000		$ 19,200,000
Corporate and Other
Segment Reporting Information [Line Items]
Asset	76,859,000			76,859,000			55,369,141		60,862,072
Corporate and Other | Canada | JV Properties
Segment Reporting Information [Line Items]
Asset	$ 36,700,000			36,700,000			35,800,000		28,500,000
Income (loss) from operations				$ 1,100,000		$ 1,200,000	$ 1,600,000		$ 800,000

[1]	Other than our investments in and advances to Managed REITs and investments in joint ventures, substantially all of our investments in real estate facilities and intangible assets as of September 30, 2024 and December 31, 2023, respectively, were associated with our self storage platform.
[2]	Other than our investments in and advances to Managed REITs and investments in JV properties, substantially all of our investments in real estate facilities and intangible assets as of December 31, 2023 and 2022, respectively, were associated with our self storage platform.
[3]	Included in the assets of the Self Storage segment as of September 30, 2024 and December 31, 2023 was approximately $52.2 million of goodwill. Additionally, as of September 30, 2024 and December 31, 2023, there were no accumulated impairment charges to goodwill within the Self Storage segment.
[4]	Included in the assets of the Self Storage segment as of December 31, 2023 and 2022 were approximately $52.2 million of goodwill. Additionally, as of December 31, 2023 and 2022 there were no accumulated impairment charges to goodwill within the Self Storage segment.